Current and Deferred Income Tax (Details) - Schedule of Income Tax Provision - Provision for taxes other than income tax [member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current and Deferred Income Tax (Details) - Schedule of Income Tax Provision [Line Items]
Loss before income tax	$ (22,385,977)	$ (16,515,389)
Statutory income tax rate	27.00%	27.00%
Expected income tax expense (recovery)	$ (6,044,214)	$ (4,459,155)
Increase (decrease) resulting from:
Change in unrecognized temporary differences	4,953,071	2,949,101
Permanent differences	1,135,213	1,159,884
Change in tax rate	(321,972)
Effect of tax rates in foreign jurisdictions	221,891	146,727
Share issue costs		201,740
Other	58,461	$ 1,703
Income tax expense (recovery)	$ 2,450